UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity              Beaufort, SC               May 15, 2013
    ---------------------              ------------               ------------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:          135
                                         -----------

Form 13F Information Table Value Total:  $   144,865
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
Abbvie Inc                               Equity   00287Y109          15         360          Sole                                360
Abbvie Inc                               Equity   00287Y109       1,821      44,644          Shared                           44,644
Abbott Laboratories                      Equity   2824100            23         658          Sole                                658
Abbott Laboratories                      Equity   2824100         1,581      44,759          Shared                           44,759
Accenture Ltd Cl A                       Equity   G1151C101          11         139          Sole                                139
Accenture Ltd Cl A                       Equity   G1151C101       1,799      23,675          Shared                           23,675
Amern Financial Gp New                   Equity   25932104          476      10,044          Sole                             10,044
Gallagher Arthur J & Co                  Equity   363576109          23         553          Sole                                553
Gallagher Arthur J & Co                  Equity   363576109         570      13,800          Shared                           13,800
Jp Morgan Exch Trad Note                 ETN      46625H365          42         934          Sole                                934
Jp Morgan Exch Trad Note                 ETN      46625H365         889      19,544          Shared                           19,544
Alps TRUST Etf                           ETF      00162Q866          16         907          Sole                                907
Alps TRUST Etf                           ETF      00162Q866         398      22,435          Shared                           22,435
American Express Company                 Equity   25816109           30         451          Sole                                451
American Express Company                 Equity   25816109        1,665      24,683          Shared                           24,683
BB&T Corporation                         Equity   054937107          18         565          Sole                                565
BB&T Corporation                         Equity   054937107       1,594      50,770          Shared                           50,770
B C E Inc                                Equity   05534B760          21         460          Sole                                460
B C E Inc                                Equity   05534B760       2,446      52,395          Shared                           52,395
Becton Dickinson & Co                    Equity   75887109           26         267          Sole                                267
Becton Dickinson & Co                    Equity   75887109        2,495      26,099          Shared                           26,099
Br Amer Tobacco Plc Adrf                 ADR      110448107       1,083      10,120          Shared                           10,120
Boardwalk Pipeline Ptnrs                 MLP      96627104           14         485          Sole                                485
Boardwalk Pipeline Ptnrs                 MLP      96627104        1,097      37,438          Shared                           37,438
Chubb Corporation                        Equity   171232101          22         247          Sole                                247
Chubb Corporation                        Equity   171232101       3,273      37,395          Shared                           37,395
Cullen Frost Bankers                     Equity   229899109          11         169          Sole                                169
Cullen Frost Bankers                     Equity   229899109       1,693      27,082          Shared                           27,082
Cincinnati Financial Cp                  Equity   172062101          27         568          Sole                                568
Cincinnati Financial Cp                  Equity   172062101       2,797      59,226          Shared                           59,226
Coach Inc                                Equity   189754104          21         420          Sole                                420
Coach Inc                                Equity   189754104       2,143      42,860          Shared                           42,860
Chevron Corp.                            Equity   166764100          30         253          Sole                                253
Chevron Corp.                            Equity   166764100       3,047      25,645          Shared                           25,645
Du Pont E I De Nemour&Co                 Equity   263534109          21         428          Sole                                428
Du Pont E I De Nemour&Co                 Equity   263534109       2,618      53,260          Shared                           53,260
Deere & Co                               Equity   244199105          31         356          Sole                                356
Deere & Co                               Equity   244199105       1,468      17,069          Shared                           17,069
Diageo Plc New Adr                       ADR      25243Q205          27         212          Sole                                212
Diageo Plc New Adr                       ADR      25243Q205       3,101      24,640          Shared                           24,640
Enbridge Energy Ptnrs Lp                 MLP      29250r106           9         285          Sole                                285
Enbridge Energy Ptnrs Lp                 MLP      29250r106         522      17,335          Shared                           17,335
Enbridge Energy Mgmt                     LLC      29250X103           9         298          Sole                                298
Enbridge Energy Mgmt                     LLC      29250X103       1,210      40,030          Shared                           40,030
Emerson Electric Co                      Equity   291011104          33         583          Sole                                583
Emerson Electric Co                      Equity   291011104       2,673      47,843          Shared                           47,843
Enterprise Prd Prtnrs Lp                 MLP      293792107          26         425          Sole                                425
Enterprise Prd Prtnrs Lp                 MLP      293792107       2,330      38,639          Shared                           38,639
General Dynamics Corp                    Equity   369550108          27         382          Sole                                382
General Dynamics Corp                    Equity   369550108       2,605      36,947          Shared                           36,947
Genuine Parts Co                         Equity   372460105          39         501          Sole                                501
Genuine Parts Co                         Equity   372460105       3,644      46,718          Shared                           46,718
Intl Business Machines                   Equity   459200101          18          85          Sole                                 85
Intl Business Machines                   Equity   459200101       2,860      13,406          Shared                           13,406
Intel Corp                               Equity   458140100          26       1,194          Sole                              1,194
Intel Corp                               Equity   458140100       2,561     117,300          Shared                          117,300
Illinois Tool Works                      Equity   452308109          23         379          Sole                                379
Illinois Tool Works                      Equity   452308109       2,483      40,748          Shared                           40,748
Johnson & Johnson                        Equity   478160104          32         393          Sole                                393
Johnson & Johnson                        Equity   478160104       2,971      36,445          Shared                           36,445
Janus Capital Group Inc                  Equity   47102X105          24       2,560          Sole                              2,560
Janus Capital Group Inc                  Equity   47102X105       1,911     203,350          Shared                          203,350
Kimberly-Clark Corp                      Equity   494368103          13         130          Sole                                130
Kimberly-Clark Corp                      Equity   494368103       1,712      17,473          Shared                           17,473
Kinder Morgan Energy Lp                  MLP      494550106          15         170          Sole                                170
Kinder Morgan Energy Lp                  MLP      494550106       1,860      20,722          Shared                           20,722
Kinder Morgan Management                 LLC      49455U100          17         190          Sole                                190
Kinder Morgan Management                 LLC      49455U100         987      11,233          Shared                           11,233
Coca Cola Company                        Equity   191216100          39         953          Sole                                953
Coca Cola Company                        Equity   191216100       2,209      54,620          Shared                           54,620
Lowes Companies Inc                      Equity   548661107          26         689          Sole                                689
Lowes Companies Inc                      Equity   548661107       1,629      42,958          Shared                           42,958
Mc Donalds Corp                          Equity   580135101          14         140          Sole                                140
Mc Donalds Corp                          Equity   580135101       1,895      19,012          Shared                           19,012
3m Company                               Equity   88579Y101          37         350          Sole                                350
3m Company                               Equity   88579Y101       2,637      24,801          Shared                           24,801
Magellan Midstream Ptnrs                 MLP      559080106          28         515          Sole                                515
Magellan Midstream Ptnrs                 MLP      559080106       2,628      49,187          Shared                           49,187
Altria Group                             Equity   02209S103          33         953          Sole                                953
Altria Group                             Equity   02209S103       2,350      68,331          Shared                           68,331
Microsoft Corp                           Equity   594918104          33       1,138          Sole                              1,138
Microsoft Corp                           Equity   594918104       2,640      92,289          Shared                           92,289
Natural Resource Ptnr Lp                 MLP      63900P103         275      11,745          Shared                           11,745
Northern TRUST Corp                      Equity   665859104          33         601          Sole                                601
Northern TRUST Corp                      Equity   665859104       1,769      32,430          Shared                           32,430
Northeast Utilities                      Equity   664397106          21         491          Sole                                491
Northeast Utilities                      Equity   664397106       1,818      41,832          Shared                           41,832
Novartis A G Spon Adr                    ADR      66987V109          36         504          Sole                                504
Novartis A G Spon Adr                    ADR      66987V109       2,822      39,610          Shared                           39,610
Omnicom Group Inc                        Equity   681919106          25         417          Sole                                417
Omnicom Group Inc                        Equity   681919106       2,462      41,806          Shared                           41,806
Paychex Inc                              Equity   704326107          18         500          Sole                                500
Paychex Inc                              Equity   704326107       2,519      71,838          Shared                           71,838
Procter & Gamble Co                      Equity   742718109          38         495          Sole                                495
Procter & Gamble Co                      Equity   742718109       2,615      33,940          Shared                           33,940
Philip Morris Intl Inc                   Equity   718172109          21         224          Sole                                224
Philip Morris Intl Inc                   Equity   718172109       2,621      28,269          Shared                           28,269
PPG Industries Inc                       Equity   693506107          16         116          Sole                                116
PPG Industries Inc                       Equity   693506107       2,857      21,333          Shared                           21,333
Reynolds American Inc                    Equity   761713106          10         230          Sole                                230
Reynolds American Inc                    Equity   761713106       1,130      25,390          Shared                           25,390
Raytheon Company New                     Equity   755111507          14         232          Sole                                232
Raytheon Company New                     Equity   755111507       1,427      24,274          Shared                           24,274
Siemens A G Adr                          ADR      826197501          24         223          Sole                                223
Siemens A G Adr                          ADR      826197501       2,470      22,913          Shared                           22,913
The Southern Company                     Equity   842587107           2          50          Sole                                 50
The Southern Company                     Equity   842587107       1,538      32,779          Shared                           32,779
Staples Inc                              Equity   855030102          26       1,903          Sole                              1,903
Staples Inc                              Equity   855030102       2,556     190,495          Shared                          190,495
Sunoco Logistics Ptnr Lp                 MLP      86764L108           7         100          Sole                                100
Sunoco Logistics Ptnr Lp                 MLP      86764L108       2,033      31,083          Shared                           31,083
Sysco Corporation                        Equity   871829107          35         986          Sole                                986
Sysco Corporation                        Equity   871829107       2,386      67,850          Shared                           67,850
A T & T Corp New                         Equity   00206R102          25         672          Sole                                672
A T & T Corp New                         Equity   00206R102       2,584      70,441          Shared                           70,441
Total S A Adr                            ADR      89151E109          24         498          Sole                                498
Total S A Adr                            ADR      89151E109       2,223      46,340          Shared                           46,340
Tortoise Egy Infrastruct                 LLC      89147L100          19         393          Sole                                393
Tortoise Egy Infrastruct                 LLC      89147L100       1,115      22,575          Shared                           22,575
United Parcel Service B                  Equity   911312106          35         409          Sole                                409
United Parcel Service B                  Equity   911312106       2,116      24,633          Shared                           24,633
United Technologies Corp                 Equity   913017109          26         277          Sole                                277
United Technologies Corp                 Equity   913017109       2,684      28,723          Shared                           28,723
V F Corporation                          Equity   918204108          11          65          Sole                                 65
V F Corporation                          Equity   918204108       2,743      16,352          Shared                           16,352
Verizon Communications                   Equity   92343V104          14         295          Sole                                295
Verizon Communications                   Equity   92343V104       1,742      35,432          Shared                           35,432
Walgreen Company                         Equity   931422109          30         637          Sole                                637
Walgreen Company                         Equity   931422109       2,465      51,703          Shared                           51,703
Wells Fargo & Co New                     Equity   949746101          24         640          Sole                                640
Wells Fargo & Co New                     Equity   949746101       2,705      73,138          Shared                           73,138
Waste Management Inc Del                 Equity   94106L109          37         951          Sole                                951
Waste Management Inc Del                 Equity   94106L109       2,668      68,038          Shared                           68,038
Exxon Mobil Corporation                  Equity   30231G102          70         772          Sole                                772
Exxon Mobil Corporation                  Equity   30231G102       2,560      28,404          Shared                           28,404